Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
Corporate Information
1.
CORPORATE INFORMATION

Oculis Holding AG ("Oculis" or the "Company") is a stock corporation (Aktiengesellschaft) with its registered office at Bahnhofstrasse 20, CH-6300, Zug, Switzerland. It was incorporated under the laws of Switzerland on October 31, 2022.

The Company controls five wholly-owned subsidiaries: Oculis Operations Sàrl ("Oculis Operations") with its registered office in Lausanne, Switzerland, which was incorporated in Zug, Switzerland on December 27, 2022, Oculis ehf ("Oculis Iceland"), which was incorporated in Reykjavik, Iceland on October 28, 2003, Oculis France Sàrl ("Oculis France") which was incorporated in Paris, France on March 27, 2020, Oculis US, Inc. ("Oculis US") with its registered office in Newton MA, USA, which was incorporated in Delaware, USA, on May 26, 2020 and Oculis HK, Limited ("Oculis HK") which was incorporated in Hong Kong, China on June 1, 2021. The Company and its wholly-owned subsidiaries form the Oculis Group (the "Group"). Prior to the Business Combination (as defined in Note 5), Oculis SA ("Legacy Oculis"), which was incorporated in Lausanne, Switzerland on December 11, 2017, and its wholly-owned subsidiaries Oculis Iceland, Oculis France, Oculis U.S. and Oculis HK formed the Oculis Group. On July 6, 2023, Legacy Oculis merged with and into Oculis Operations, and the separate corporate existence of Legacy Oculis ceased. Oculis Operations is the surviving company and remains a wholly-owned subsidiary of Oculis.

Oculis is a global late clinical-stage biopharmaceutical company with substantial expertise in therapeutics used to treat ophthalmic and neuro-ophthalmic diseases, engaged in the development of innovative drug candidates which embrace the potential to address significant unmet medical needs for many conditions. The Company’s focus is on advancing therapeutic candidates intended to treat significant and prevalent ophthalmic diseases which result in vision loss, blindness or reduced quality of life. Its mission is to improve patients’ health and quality of life worldwide by developing medicines that save sight and improve eye care for patients, and it intends to become a global leader in the field.

The consolidated financial statements of Oculis as of and for the year ended December 31, 2024, were approved and authorized for issue by the Company's Board of Directors on March 11, 2025.